MORTGAGE NOTE PAYABLE	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
MORTGAGE NOTE PAYABLE
MORTGAGE NOTE PAYABLE
On April 3, 2012, the Company entered into a mortgage loan (the “Iroquois Mortgage Loan”) for $9.2 million.  The Iroquois Mortgage Loan bears interest at one-month London Interbank Offered Rate (“LIBOR”) plus 2.61%. The Iroquois Mortgage Loan requires monthly payments of principal and interest.  The amount outstanding under the Iroquois Mortgage Loan may be prepaid in full after the first year of its term at a 1.0% premium based on the principal being repaid and with no prepayment premium during the last quarter of its term. The Iroquois Mortgage Loan is secured by a first lien mortgage on the assets of the Vista Apartment Homes.
The following is a summary of the mortgage note payable (in thousands, except percentages):

Collateral	Balance Outstanding at December 31, 2012	Maturity Date	Annual Interest Rate		Average Monthly Debt Service
Vista Apartments	$9,043	5/1/2017	2.82%	(1)	$38

(1)	One-month LIBOR of 0.208% (as of December 31, 2012) plus 2.61% margin.
Annual principal payments on the mortgage note payable for each of the next five years ending December 31 are as follows (in thousands):

2013	$195
2014	201
2015	207
2016	212
2017	8,228
$9,043

     The mortgage note payable is recourse only with respect Vista Apartment Homes, subject to certain limited standard exceptions, as defined in the mortgage note. The Company has guaranteed the mortgage note by executing a guarantee with respect to the property.  These exceptions are referred to as “carveouts.”  In general, carveouts relate to damages suffered by the lender for a borrower’s failure to pay rents, insurance or condemnation proceeds to lender, failure to pay water, sewer and other public assessments or charges, failure to pay environmental compliance costs or to deliver books and records, in each case as required in the loan documents.  The exceptions also require the Company to guarantee payment of audit costs, lender’s enforcement of its rights under the loan documents and payment of the loan if the borrower voluntarily files for bankruptcy or seeks reorganization, or if a related party of the borrower does so with respect to the subsidiary.